Average Annual Total Returns - INVESCO COMSTOCK FUND	Class A InceptionDate	Class A 1Year	Class A 5Years	Class A 10Years	Class A Return After Taxes on Distributions 1Year	Class A Return After Taxes on Distributions 5Years	Class A Return After Taxes on Distributions 10Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10Years	Class C InceptionDate	Class C 1Year	Class C 5Years	Class C 10Years	Class R InceptionDate	Class R 1Year	Class R 5Years	Class R 10Years	Class Y InceptionDate	Class Y 1Year	Class Y 5Years	Class Y 10Years	Class R5 InceptionDate	Class R5 1Year	Class R5 5Years	Class R5 10Years	Class R6 InceptionDate	Class R6 1Year	Class R6 5Years	Class R6 10Years		Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 1Year	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 5Years	Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes) 10Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 1Year	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 5Years	S&P 500® Index (reflects no deduction for fees, expenses or taxes) 10Years	Lipper Large-Cap Value Funds Index 1Year	Lipper Large-Cap Value Funds Index 5Years	Lipper Large-Cap Value Funds Index 10Years
Total	Oct. 07, 1968	(6.25%)	7.44%	8.76%	(6.79%)	5.91%	7.61%	(3.43%)	5.65%	6.97%	Oct. 26, 1993	(2.50%)	7.86%	8.73%	Oct. 01, 2002	(1.06%)	8.38%	9.10%	Oct. 29, 2004	(0.56%)	8.92%	9.65%	Jun. 01, 2010	(0.44%)	9.00%	9.76%	Sep. 24, 2012	(0.38%)	9.11%	9.76%	[1]	2.80%	9.74%	10.50%	18.40%	15.22%	13.88%	5.63%	10.77%	10.42%

[1]	Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.